License Fees, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
License Fees, Net
Amortization expense	$ 500	$ 400	$ 1,592	$ 1,039